CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

COMMON STOCKS - 20.1%	Shares	Value

Communications - 0.8%

Telecommunications - 0.8%

Verizon Communications, Inc.	77,500	$3,013,975

Consumer Discretionary - 2.6%

Apparel & Textile Products - 0.5%

Columbia Sportswear Company	17,935	1,618,454

Automotive - 0.6%

Harley-Davidson, Inc.	59,248	2,249,647

Home Construction - 0.7%

Masco Corporation	53,000	2,635,160

Leisure Facilities & Services - 0.8%

Las Vegas Sands Corporation (a)	50,000	2,872,500

Consumer Staples - 1.6%

Beverages - 0.6%

Coca-Cola Company (The)	35,000	2,171,050

Food - 1.0%

Conagra Brands, Inc.	101,139	3,798,781

Financials - 2.1%

Banking - 1.2%

Huntington Bancshares, Inc.	170,000	1,904,000

PNC Financial Services Group, Inc. (The)	19,000	2,414,900

		4,318,900

Institutional Financial Services - 0.9%

Morgan Stanley	38,000	3,336,400

Health Care - 3.0%

Biotech & Pharma - 2.0%

AbbVie, Inc.	22,500	3,585,825

CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 20.1% (Continued)	Shares	Value
Health Care - 3.0% (Continued)

Biotech & Pharma - 2.0% (Continued)

Bristol-Myers Squibb Company	52,000	$3,604,120

		7,189,945

Health Care Facilities & Services - 0.5%

Tenet Healthcare Corporation (a)	34,000	2,020,280

Medical Equipment & Devices - 0.5%

Danaher Corporation	7,300	1,839,892

Industrials - 2.9%

Electrical Equipment - 0.6%

Littelfuse, Inc.	8,388	2,248,739

Machinery - 2.3%

Mueller Water Products, Inc. - Series A	205,000	2,857,700

Regal Rexnord Corporation	15,215	2,141,207

Snap-on, Inc.	14,581	3,599,903

		8,598,810

Materials - 5.7%

Metals & Mining - 5.7%

Alamos Gold, Inc. - Class A	635,000	7,766,050

Centerra Gold, Inc.	320,000	2,067,006

Hecla Mining Company	685,000	4,336,050

OceanaGold Corporation	900,000	2,230,821

SSR Mining, Inc.	315,000	4,762,800

		21,162,727

Real Estate - 0.3%

Real Estate Services - 0.3%

AGNC Investment Corporation	100,000	1,008,000

CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 20.1% (Continued)	Shares	Value

Technology - 1.1%

Technology Hardware - 1.1%

Ciena Corporation (a)	74,692	$3,922,824

Total Common Stocks (Cost $68,771,216)		$74,006,084

EXCHANGE-TRADED FUNDS - 1.6%	Shares	Value
iShares Silver Trust (a)	180,000	$3,981,600
SPDR Gold Shares (a)	11,000	2,015,420

Total Exchange-Traded Funds (Cost $5,145,431)		$5,997,020

PREFERRED STOCKS - 1.5%	Shares	Value

Financials - 0.6%

Specialty Finance - 0.6%

Annaly Capital Management, Inc., Series F, 8.66% (b)	96,929	$2,288,494

Real Estate - 0.9%

REITs - 0.9%

Rithm Capital Corporation, Series C, 6.375% (b)	173,000	3,273,160

Total Preferred Stocks (Cost $5,378,329)		$5,561,654

CORPORATE BONDS - 23.8%	Par Value	Value

Communications - 1.9%

Consolidated Communications Holdings, Inc., 6.50% due 10/1/2028 (c)	$ 1,385,000	$1,003,846

WarnerMedia Holdings, Inc., 6.41% due 3/15/2026	2,535,000	2,547,799

WarnerMedia Holdings, Inc., 5.14% due 3/15/2052 (c)	4,393,000	3,559,355

		7,111,000

CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 23.8% (Continued)	Par Value	Value

Consumer Discretionary - 2.3%

Affinity Gaming, 6.88% due 12/15/2027 (c)	$ 1,215,000	$ 1,083,804

Ford Motor Credit Company, LLC, 4.54% due 8/1/2026	2,380,000	2,256,240

General Motors Financial Company, Inc., 5.65% due 1/17/2029	1,424,000	1,440,855

Kohl’s Corporation, 5.55% due 7/17/2045	1,844,000	1,065,279

QVC, Inc., 5.95% due 3/15/2043	1,440,000	522,000

StoneMor, Inc., 8.50% due 5/15/2029 (c)	1,520,000	1,168,500

Sugarhouse HSP Gaming, 5.88% due 5/15/2025 (c)	780,000	744,900

		8,281,578

Consumer Staples - 0.7%

JBS USA Lux S.A., 5.13% due 2/1/2028 (c)	2,695,000	2,602,642

Energy - 3.8%

Blue Racer Midstream, LLC/Blue Racer Finance Corporation, 6.63% due 7/15/2026 (c)	1,278,000	1,239,660

Colgate Energy Partners III, LLC, 7.75% due 2/15/2026 (c)	1,200,000	1,203,000

Earthstone Energy Holdings, LLC, 8.00% due 4/15/2027 (c)	1,680,000	1,630,151

Energy Transfer Operating, L.P., 7.13% (H15T5Y + 530.6), due 5/15/2165 (b)(d)	3,808,000	3,202,528

EnLink Midstream Partners, L.P., 4.85% due 7/15/2026	1,115,000	1,073,187

Genesis Energy, L.P., 6.50% due 10/1/2025	1,340,000	1,298,121

Parkland Fuel Corporation, 5.88% due 7/15/2027 (c)	1,198,000	1,162,168

Plains All American Pipeline, L.P., 3.80% due 9/15/2030	2,050,000	1,825,680

Summit Midstream Holdings, LLC/Summit Midstream Finance Corporation, 8.50% due 10/15/2026 (c)	1,375,000	1,320,000

		13,954,495

Financials - 5.4%

Ares Capital Corporation, 4.20% due 6/10/2024	2,655,000	2,564,927

Ares Capital Corporation, 3.25% due 7/15/2025	2,965,000	2,706,838

Citizens Financial Group, Inc., 6.00% (3MO LIBOR + 300.3), due 12/31/2099 (b) (d)	2,385,000	2,043,407

Lincoln National Corporation, 3.05% due 1/15/2030	2,180,000	1,786,499

NMI Holdings, Inc., 7.38% due 6/1/2025 (c)	865,000	866,131

Owl Rock Capital Corporation, 3.40% due 7/15/2026	2,775,000	2,450,185

PennyMac Corporation, 5.50% due 3/15/2026	3,750,000	3,253,809

PRA Group, Inc., 5.00% due 10/1/2029 (c)	1,440,000	1,204,683

CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 23.8% (Continued)	Par Value	Value
Financials - 5.4% (Continued)

Provident Funding Associates, L.P./PFG Finance Corporation, 6.38% due 6/15/2025 (c)	$ 1,649,000	$1,456,954

Starwood Property Trust, Inc., 3.63% due 7/15/2026 (c)	980,000	814,360

StoneX Group, Inc., 8.63% due 6/15/2025 (c)	774,000	777,902

		19,925,695

Health Care - 1.1%

Amgen, Inc., 5.15% due 3/2/2028	1,750,000	1,786,787

CVS Health Corporation, 5.00% due 2/20/2026	1,460,000	1,476,396

Prime Healthcare Services, Inc., 7.25% due 11/1/2025 (c)	930,000	822,845

		4,086,028

Industrials - 2.9%

American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50% due 4/20/2026 (c)	2,295,000	2,258,537

BlueLinx Holdings, Inc., 6.00% due 11/15/2029 (c)	825,000	681,054

Boeing Company (The), 5.15% due 5/1/2030	1,400,000	1,408,753

Brundage-Bone Concrete Pumping Holdings, Inc., 6.00% due 2/1/2026 (c)	1,865,000	1,748,344

Delta Air Lines, Inc., 7.38% due 1/15/2026	168,000	174,811

Gates Global, LLC/Gates Corporation, 6.25% due 1/15/2026 (c)	1,310,000	1,287,075

Harsco Corporation, 5.75% due 7/31/2027 (c)	980,000	769,339

JPW Industries Holding Corporation, 9.00% due 10/1/2024 (c)	1,045,000	909,341

Railworks Holdings, L.P./Railworks Rally, Inc., 8.25% due 11/15/2028 (c)	1,470,000	1,367,100

		10,604,354

Materials - 2.2%

Compass Minerals International, Inc., 4.88% due 7/15/2024 (c)	1,235,000	1,172,842

Fortress Transportation & Infrastructure Investors, LLC, 9.75% due 8/1/2027 (c)	2,025,000	2,136,557

GDP Companies, Inc., 10.13% due 4/1/2026 (c)	1,183,000	1,075,643

IAMGOLD Corporation, 5.75% due 10/15/2028 (c)	2,100,000	1,622,250

JW Aluminum Continuous Cast Company, 10.25% due 6/1/2026 (c)	1,195,000	1,197,987

CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 23.8% (Continued)	Par Value	Value
Materials - 2.2% (Continued)

Schweitzer Mauduit International, Inc., 6.88% due 10/1/2026 (c)	$ 1,140,000	$ 1,043,160

		8,248,439

Real Estate - 0.8%

Greystar Real Estate Partners, LLC, 5.75% due 12/1/2025 (c)	1,355,000	1,319,851

Safehold Operating Partnership, L.P., 2.85% due 1/15/2032	2,175,000	1,689,686

		3,009,537

Technology - 2.3%

Dell International, LLC/EMC Corporation, 6.20% due 7/15/2030	1,370,000	1,428,720

Hewlett Packard Enterprise Company, 6.35% due 10/15/2045	2,414,000	2,541,656

Likewize Corporation, 9.75% due 10/15/2025 (c)	1,250,000	1,136,062

Oracle Corporation, 3.95% due 3/25/2051	2,530,000	1,903,768

Oracle Corporation, 6.90% due 11/9/2052	1,355,000	1,518,774

		8,528,980

Utilities - 0.4%

NSG Holdings, LLC, 7.75% due 12/15/2025 (c)	699,319	688,829

Suburban Propane Partners, L.P., 5.88% due 3/1/2027	785,000	761,525

		1,450,354

Total Corporate Bonds (Cost $95,295,143)		$ 87,803,102

ASSET-BACKED SECURITIES - 1.6%	Par Value	Value
Colony American Finance Ltd., Series 2019-3, 2.71% due 10/15/2052 (c)	$ 1,479,355	$ 1,398,844
Latitude Management Real Estate Investors, Inc., Series 2019-CRE3, 6.02% (1MO LIBOR + 140), due 12/22/2035 (b) (c)	1,340,561	1,338,016
NRZ Excess Spread-Collateralized Notes, Series 2020-PLS1, 3.84%, due 12/25/2025 (c)	772,830	721,360
NRZ Excess Spread Collateralized Notes, Series 2021-FHT1, 3.10% due 7/25/2026 (c)	428,664	385,364
NRZ Excess Spread Collateralized Notes, Series 2021-GNT1, 3.47% due 11/25/2026 (c)	2,243,460	2,046,593

Total Asset-Backed Securities (Cost $6,264,789)		$ 5,890,177

CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 19.3%	Par Value	Value
Agency Fixed Rate - 6.7%

Federal Home Loan Mortgage Corporation Pool #ZA-5269, 3.00%, due 2/1/2048	$ 815,387	$ 743,146

Federal Home Loan Mortgage Corporation Pool #ZN-6606, 3.00%, due 6/1/2049	949,833	860,631

Federal Home Loan Mortgage Corporation Pool #SD-0144, 3.00%, due 11/1/2049	441,320	399,362

Federal Home Loan Mortgage Corporation Pool #QA-7416, 3.00%, due 2/1/2050	3,351,296	3,036,614

Federal National Mortgage Association Pool #BN0356, 3.00%, due 12/1/2033	1,001,216	953,443

Federal National Mortgage Association Pool #BP6565, 2.50%, due 8/1/2040	2,088,831	1,863,446

Federal National Mortgage Association Pool #BP6638, 2.50%, due 8/1/2040	2,034,767	1,815,214

Federal National Mortgage Association Pool #CA4128, 3.00%, due 9/1/2049	1,285,055	1,164,427

Federal National Mortgage Association Pool #FM1526, 3.00%, due 9/1/2049	1,804,155	1,631,903

Federal National Mortgage Association Pool #B03192, 3.00%, due 10/1/2049	1,863,613	1,688,678

Federal National Mortgage Association Pool #BO8653, 3.00%, due 2/1/2050	2,056,895	1,863,812

Federal National Mortgage Association Pool #BT1862, 2.50%, due 7/1/2051	4,922,470	4,247,872

Federal National Mortgage Association Pool #MA4392, 2.50%, due 7/1/2051	3,261,598	2,745,437

Federal National Mortgage Association Pool #FS0195, 2.50%, due 1/1/2052	2,034,184	1,759,390

		24,773,375

Commercial - 12.6%

Agate Bay Mortgage Loan Trust, Series 2016-2, 3.50%, due 3/25/2046 (c)	1,036,532	935,047

BDS Ltd., Series 2019-FL4, 5.701% (1MO LIBOR + 110), due 8/15/2036 (b) (c)	40,097	40,011

Flagstar Mortgage Trust, Series 2020-2, 3.00%, due 8/25/2050 (c)	868,690	741,054

CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES -19.3% (Continued)	Par Value	Value
Commercial - 12.6% (Continued)

Flagstar Mortgage Trust, Series 2021-1, 2.50%, due 2/1/2051 (c)	$ 1,704,875	$ 1,386,011

Flagstar Mortgage Trust, Series 2021-1, 2.50%, due 2/1/2051 (c)	2,349,410	1,841,806

FMC GMSR Issuer Trust, Series 2020-GT1, 4.45%, due 1/25/2026 (c)	2,265,000	2,076,905

GS Mortgage Securities Trust, Series 2020-PJ5, 3.00%, due 3/27/2051 (c)	1,197,373	1,021,742

GS Mortgage Securities Trust, Series 2021-PJ1, 2.50%, due 6/25/2051 (c)	3,040,824	2,384,672

GS Mortgage Securities Trust, Series 2021-PJ2, 2.50%, due 7/25/2051 (c)	2,725,975	2,137,762

GS Mortgage Securities Trust, Series 2022-MM1, 2.50%, due 7/25/2052 (c)	1,756,083	1,509,065

JPMorgan Mortgage Trust, Series 2020-LTV2, 3.00%, due 11/25/2050 (c)	197,029	182,691

JPMorgan Mortgage Trust, Series 2021-4, 2.50%, due 8/25/2051 (c)	3,793,711	2,978,799

JPMorgan Mortgage Trust, Series 2021-6, 2.50%, due 10/25/2051 (c)	3,867,649	3,041,690

JPMorgan Mortgage Trust, Series 2022-INV3, 3.00%, due 9/25/2052 (c)	2,282,765	1,939,190

JPMorgan Wealth Management Trust, Series 2020-ATR1, 3.00%, due 2/25/2050 (c)	530,218	442,463

Mello Mortgage Capital Acceptance Trust, Series 2021-MTG3, 2.50%, due 7/1/2051 (c)	3,740,297	2,913,628

Onslow Bay Financial, LLC, Series 2021-J1, 2.50%, due 5/25/2051 (c)	4,154,155	3,261,979

Onslow Bay Financial, LLC, Series 2019-EXP3, 3.50%, due 10/25/2059 (c)	832,934	774,789

Provident Funding Mortgage Trust, Series 2019-1, 3.00%, due 12/25/2049 (c)	1,221,580	1,047,020

Rate Mortgage Trust, Series 2021-J1, 2.50%, due 7/25/2051 (c)	4,122,605	3,237,206

CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES -19.3% (Continued)	Par Value	Value
Commercial - 12.6% (Continued)

RMF Buyout Issuance Trust, Series 2020-HB1, 1.72%, due 10/25/2050 (c)	$ 2,014,372	$ 1,868,368

Rocket Mortgage Trust, Series 2021-1, 2.50%, due 3/25/2051 (c)	2,107,370	1,657,908

Rocket Mortgage Trust, Series 2021-2, 2.50%, due 6/25/2051 (c)	4,746,856	3,727,203

Rocket Mortgage Trust, Series 2021-4, 2.50%, due 9/25/2051 (c)	2,526,276	1,987,469

Rocket Mortgage Trust, Series 2022-2, 2.50%, due 2/25/2052 (c)	2,988,039	2,567,729

Sequoia Mortgage Trust, Series 2019-5, 3.50%, due 12/25/2049 (c)	787,915	710,192

		46,412,219

Total Mortgage-Backed Securities (Cost $85,915,663)		$ 71,185,774

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 24.9%	Par Value	Value

Federal Farm Credit Bank - 1.4%

Federal Farm Credit Bank, 3.30%, due 3/23/2032	$ 2,975,000	$ 2,706,858

Federal Farm Credit Bank, 3.80%, due 4/5/2032	2,850,000	2,664,372

		5,371,230

Federal Home Loan Bank - 1.8%

Federal Home Loan Bank, 1.15%, due 2/26/2031	2,400,000	2,010,531

Federal Home Loan Bank, 1.25%, due 7/7/2031	5,510,000	4,705,368

		6,715,899

Small Business Administration - 0.8%

Small Business Administration Participation Certificates, 3.20%, due 3/1/2039	2,979,528	2,821,297

U.S. Treasury Bills - 3.2%

U.S. Treasury Bills, 4.65%, due 5/9/2023 (e)	4,000,000	3,981,770

CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCY OBLIGATIONS -24.9% (Continued)	Par Value	Value
U.S. Treasury Bills - 3.2% (Continued)

U.S. Treasury Bills, 4.79%, due 5/30/2023 (e)	$ 3,000,000	$ 2,978,055

U.S. Treasury Bills, 4.90%, due 7/18/2023 (e)	5,000,000	4,931,431

		11,891,256

U.S. Treasury Bonds - 3.2%

U.S. Treasury Bonds, 3.75%, due 8/15/2041	4,950,000	4,942,073

U.S. Treasury Bonds, 2.88%, due 5/15/2052	6,535,000	5,590,488

U.S. Treasury Bonds, 3.00%, due 8/15/2052	1,550,000	1,361,578

		11,894,139

U.S. Treasury Inflation-Protected Notes - 1.9%

U.S. Treasury Inflation-Protected Notes, 0.13%, due 4/15/2027	2,335,779	2,224,707

U.S. Treasury Inflation-Protected Notes, 0.88%, due 2/15/2047	5,439,342	4,705,881

		6,930,588

U.S. Treasury Notes - 12.6%

U.S. Treasury Notes, 1.63%, due 9/30/2026	8,935,000	8,316,182

U.S. Treasury Notes, 1.13%, due 8/31/2028	6,750,000	5,927,080

U.S. Treasury Notes, 1.13%, due 2/15/2031	14,355,000	12,087,919

U.S. Treasury Notes, 1.38%, due 11/15/2031	13,380,000	11,293,556

U.S. Treasury Notes, 2.88%, due 5/15/2032	6,965,000	6,628,177

U.S. Treasury Notes, 2.75%, due 8/15/2032	2,210,000	2,079,817

		46,332,731

Total U.S. Government & Agency Obligations (Cost $99,567,590)		$ 91,957,140

CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.72% (f) (Cost $24,358,777)	24,358,777	$ 24,358,777

Investments at Value - 99.4% (Cost $390,696,938)		$ 366,759,728

Other Assets in Excess of Liabilities - 0.6%		2,029,797

Net Assets - 100.0%		$ 368,789,525

(a)	Non-income producing security.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placement and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers. The total value of such securities is $95,377,448 as of March 31, 2023, representing 25.9% of net assets.

(d)	Security has a perpetual maturity date.
(e)	Rate shown is the annualized yield at the time of purchase.
(f)	The rate shown is the 7-day effective yield as of March 31, 2023.

H15T5Y	- U.S. Treasury Yield curve rate for U.S. Treasury Note with a constant maturity of 5 years’
LIBOR	- London Interbank offered Rate

CARILLON CHARTWELL MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value

Communications - 1.7%

Internet Media & Services - 1.7%

Expedia Group, Inc. (a)	6,898	$669,313

Consumer Discretionary - 9.1%

Apparel & Textile Products - 2.8%

Columbia Sportswear Company	12,029	1,085,497

Automotive - 2.5%

Harley-Davidson, Inc.	26,179	994,017

Retail - Discretionary - 3.8%

AutoZone, Inc. (a)	609	1,497,013

Consumer Staples - 7.0%

Food - 4.4%

Conagra Brands, Inc.	13,290	499,172

Lamb Weston Holdings, Inc.	11,811	1,234,486

		1,733,658

Retail - Consumer Staples - 2.6%

Dollar Tree, Inc. (a)	7,092	1,018,057

Energy - 4.6%

Oil & Gas Producers - 4.6%

Diamondback Energy, Inc.	4,486	606,372

Pioneer Natural Resources Company	5,957	1,216,658

		1,823,030

Financials - 10.9%

Banking - 3.1%

M&T Bank Corporation	3,084	368,754

Pinnacle Financial Partners, Inc.	15,159	836,170

		1,204,924

Insurance - 5.4%

Allstate Corporation (The)	10,772	1,193,645

Hanover Insurance Group, Inc. (The)	7,403	951,286

		2,144,931

CARILLON CHARTWELL MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value

Financials - 10.9% (Continued)

Specialty Finance - 2.4%

Synchrony Financial	33,037	$960,716

Health Care - 7.2%

Health Care Facilities & Services - 5.3%

Quest Diagnostics, Inc.	7,092	1,003,376

Tenet Healthcare Corporation (a)	17,790	1,057,082

		2,060,458

Medical Equipment & Devices - 1.9%

Avantor, Inc. (a)	35,973	760,469

Industrials - 21.8%

Aerospace & Defense - 2.9%

L3Harris Technologies, Inc.	5,897	1,157,227

Electrical Equipment - 3.8%

Littelfuse, Inc.	5,527	1,481,734

Machinery - 12.4%

Gates Industrial Corporation plc (a)	75,536	1,049,195

Parker-Hannifin Corporation	4,285	1,440,231

Regal Rexnord Corporation	10,665	1,500,885

Snap-on, Inc.	3,613	892,014

		4,882,325

Transportation & Logistics - 2.7%

Saia, Inc. (a)	3,843	1,045,604

Materials - 12.6%

Chemicals - 8.7%

FMC Corporation	14,380	1,756,229

Univar Solutions, Inc. (a)	48,147	1,686,590

		3,442,819

Construction Materials - 3.9%

Vulcan Materials Company	8,901	1,527,055

CARILLON CHARTWELL MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value

Real Estate - 9.7%

REITs - 9.7%

Healthcare Realty Trust, Inc.	42,700	$ 825,391

Healthpeak Properties, Inc.	25,437	558,851

Life Storage, Inc.	8,510	1,115,576

Mid-America Apartment Communities, Inc.	8,794	1,328,246

		3,828,064

Technology - 6.6%

Technology Hardware - 3.9%

Ciena Corporation (a)	29,164	1,531,693

Technology Services - 2.7%

DXC Technology Company (a)	40,977	1,047,372

Utilities - 7.8%

Electric Utilities - 7.8%

Ameren Corporation	13,341	1,152,529

CMS Energy Corporation	11,101	681,379

Public Service Enterprise Group, Inc.	19,855	1,239,945

		3,073,853

Total Common Stocks (Cost $33,855,400)		$ 38,969,829

MONEY MARKET FUNDS - 1.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.72% (b) (Cost $404,392)	404,392	$ 404,392

Investments at Value - 100.0% (Cost $34,259,792)		$ 39,374,221

Other Assets in Excess of Liabilities - 0.0% (c)		8,957

Net Assets - 100.0%		$ 39,383,178

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2023.
(c)	Percentage rounds to less than 0.1%.

CARILLON CHARTWELL SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value

Consumer Discretionary - 16.9%

Apparel & Textile Products - 1.1%

Oxford Industries, Inc.	15,717	$ 1,659,558

Automotive - 2.5%

Visteon Corporation (a)	23,410	3,671,391

Home Construction - 4.4%

Masonite International Corporation (a)	22,197	2,014,822

Patrick Industries, Inc.	23,788	1,636,852

Tri Pointe Homes, Inc. (a)	109,326	2,768,134

		6,419,808

Leisure Facilities & Services - 6.6%

Cheesecake Factory, Inc. (The)	48,482	1,699,294

Denny’s Corporation (a)	171,843	1,917,768

Jack in the Box, Inc.	33,441	2,929,097

Six Flags Entertainment Corporation (a)	111,945	2,990,051

		9,536,210

Retail - Discretionary - 2.3%

Boot Barn Holdings, Inc. (a)	14,346	1,099,477

Rush Enterprises, Inc. - Class A	40,283	2,199,452

		3,298,929

Consumer Staples - 3.7%

Food - 3.7%

Hain Celestial Group, Inc. (The) (a)	40,562	695,638

Hostess Brands, Inc. (a)	129,116	3,212,406

Nomad Foods Ltd. (a)	79,604	1,491,779

		5,399,823

Energy - 3.4%

Oil & Gas Producers - 1.5%

PDC Energy, Inc.	33,391	2,143,034

Oil & Gas Services & Equipment - 1.9%

ChampionX Corporation	100,255	2,719,918

CARILLON CHARTWELL SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value

Financials - 20.0%

Banking - 13.3%

Columbia Banking System, Inc.	89,249	$ 1,911,714

CVB Financial Corporation	62,980	1,050,506

First Financial Bancorp	68,215	1,485,041

FNB Corporation	155,341	1,801,956

Independent Bank Group, Inc.	33,598	1,557,267

Old National Bancorp	114,447	1,650,326

Pacific Premier Bancorp, Inc.	63,592	1,527,480

Renasant Corporation	49,217	1,505,056

Sandy Spring Bancorp, Inc.	55,457	1,440,773

TowneBank	70,893	1,889,298

United Bankshares, Inc.	32,166	1,132,243

United Community Banks, Inc.	85,345	2,399,901

		19,351,561

Insurance - 5.4%

American Equity Investment Life Holding Company	53,497	1,952,106

Kemper Corporation	38,075	2,081,179

Selective Insurance Group, Inc.	39,825	3,796,517

		7,829,802

Specialty Finance - 1.3%

PRA Group, Inc. (a)	48,329	1,882,898

Health Care - 4.4%

Health Care Facilities & Services - 2.1%

AdaptHealth Corporation (a)	91,979	1,143,299

Patterson Companies, Inc.	71,273	1,907,978

		3,051,277

Medical Equipment & Devices - 2.3%

Integer Holdings Corporation (a)	43,434	3,366,135

Industrials - 23.4%

Aerospace & Defense - 4.3%

AAR Corporation (a)	66,065	3,603,846

Moog, Inc. - Class A	26,718	2,691,838

		6,295,684

CARILLON CHARTWELL SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value

Industrials - 23.4% (Continued)

Commercial Support Services - 3.0%

Korn Ferry	39,624	$ 2,050,146

UniFirst Corporation	13,067	2,302,797

		4,352,943

Electrical Equipment - 1.8%

nVent Electric plc	59,981	2,575,584

Engineering & Construction - 4.2%

Dycom Industries, Inc. (a)	33,319	3,120,325

Parsons Corporation (a)	65,731	2,940,805

		6,061,130

Industrial Intermediate Products - 1.3%

EnPro Industries, Inc.	18,854	1,958,742

Machinery - 7.1%

Cactus, Inc. - Class A	60,427	2,491,405

Columbus McKinnon Corporation	72,377	2,689,529

Enovis Corporation (a)	40,783	2,181,483

Ichor Holdings Ltd. (a)	15,055	492,901

Mueller Water Products, Inc. - Series A	181,762	2,533,762

		10,389,080

Transportation & Logistics - 1.7%

Hub Group, Inc. - Class A (a)	28,557	2,397,075

Materials - 4.5%

Chemicals - 1.3%

Minerals Technologies, Inc.	31,998	1,933,319

Construction Materials - 1.9%

Eagle Materials, Inc.	19,110	2,804,393

Containers & Packaging - 1.3%

TriMas Corporation	66,107	1,841,741

CARILLON CHARTWELL SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value

Real Estate - 8.9%
Real Estate Owners & Developers - 1.3%

McGrath RentCorp	20,372	$ 1,900,911

REITs - 7.6%

First Industrial Realty Trust, Inc.	29,013	1,543,491

Four Corners Property Trust, Inc.	68,388	1,836,902

Kite Realty Group Trust	115,641	2,419,210

Pebblebrook Hotel Trust	83,934	1,178,433

Ryman Hospitality Properties, Inc.	21,764	1,952,884

STAG Industrial, Inc.	63,502	2,147,638

		11,078,558

Technology - 9.9%
Semiconductors - 3.4%

CTS Corporation	63,729	3,152,036

Diodes, Inc. (a)	19,222	1,783,033

		4,935,069

Software - 2.9%

CommVault Systems, Inc. (a)	33,176	1,882,407

Progress Software Corporation	41,527	2,385,726

		4,268,133

Technology Hardware - 3.6%

Fabrinet (a)	19,381	2,301,687

Plexus Corporation (a)	29,561	2,884,267

		5,185,954

Utilities - 4.2%
Electric Utilities - 4.2%

Black Hills Corporation	20,265	1,278,722

NorthWestern Corporation	36,335	2,102,343

PNM Resources, Inc.	54,522	2,654,131

		6,035,196

Total Common Stocks (Cost $115,472,665)		$ 144,343,856

CARILLON CHARTWELL SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.72% (b) (Cost $2,098,047)	2,098,047	$ 2,098,047

Investments at Value - 100.7% (Cost $117,570,712)		$ 146,441,903

Liabilities in Excess of Other Assets - (0.7%)		(1,063,989)

Net Assets - 100.0%		$ 145,377,914

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2023.

CARILLON CHARTWELL SHORT DURATION HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

CORPORATE BONDS - 94.4%	Par Value	Value

Communications - 10.5%

AMC Networks, Inc., 5.00% due 4/1/2024	$ 2,488,000	$ 2,454,014

Charter Communications, LLC, 4.91% due 7/23/2025	5,220,000	5,167,907

Sirius XM Radio, Inc., 3.13% due 9/1/2026 (a)	6,320,000	5,700,640

Sprint Corporation, 7.13% due 6/15/2024	5,910,000	6,007,935

TEGNA, Inc., 4.75% due 3/15/2026 (a)	4,700,000	4,458,428

		23,788,924

Consumer Discretionary - 12.1%

Boyd Gaming Corporation, 4.75% due 12/1/2027	5,350,000	5,131,185

Ford Motor Credit Company, LLC, 4.06% due 11/1/2024	6,850,000	6,614,717

International Game Technology plc, 6.50% due 2/15/2025 (a)	2,121,000	2,143,228

International Game Technology plc, 6.25% due 1/15/2027 (a)	1,700,000	1,719,125

Penske Automotive Group, Inc., 3.50% due 9/1/2025	750,000	705,289

Prime Security Services Borrower, LLC, 5.75% due 4/15/2026 (a)	1,250,000	1,240,625

QVC, Inc., 4.85% due 4/1/2024	5,100,000	4,080,204

Travel + Leisure Company, 6.60% due 10/1/2025	2,306,000	2,317,486

Wyndham Destinations, Inc., 6.63% due 7/31/2026 (a)	3,300,000	3,312,820

		27,264,679

Consumer Staples - 3.6%

Albertsons Companies, Inc., 3.25% due 3/15/2026 (a)	6,065,000	5,707,135

Clearwater Paper Corporation, 5.38% due 2/1/2025 (a)	2,500,000	2,424,522

		8,131,657

Energy - 9.4%

DCP Midstream Operating, L.P., 5.38% due 7/15/2025	5,415,000	5,388,366

New Fortress Energy, Inc., 6.75% due 9/15/2025 (a)	5,145,000	4,952,063

Sunoco, L.P., 6.00% due 4/15/2027	3,570,000	3,524,615

Sunoco, L.P., 5.88% due 3/15/2028	2,085,000	2,001,600

Western Midstream Operations, L.P., 3.35% due 2/1/2025	5,645,000	5,392,640

		21,259,284

Financials - 14.9%

Icahn Enterprises, L.P., 4.75% due 9/15/2024	5,600,000	5,462,291

Navient Corporation, 6.13% due 3/25/2024	2,525,000	2,499,371

NMI Holdings, Inc., 7.38% due 6/1/2025 (a)	5,100,000	5,106,669

OneMain Finance Corporation, 6.13% due 3/15/2024	3,785,000	3,687,139

OneMain Finance Corporation, 6.88% due 3/15/2025	1,430,000	1,385,677

CARILLON CHARTWELL SHORT DURATION HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 94.4% (Continued)	Par Value	Value

Financials - 14.9% (Continued)

SLM Corporation, 4.20% due 10/29/2025	$ 2,300,000	$ 2,070,000

SLM Corporation, 3.13% due 11/2/2026	3,678,000	3,126,300

Starwood Property Trust, Inc., 4.75% due 3/15/2025	1,795,000	1,688,197

Starwood Property Trust, Inc., 3.63% due 7/15/2026 (a)	4,362,000	3,624,735

StoneX Group, Inc., 8.63% due 6/15/2025 (a)	5,000,000	5,025,205

		33,675,584

Health Care - 3.9%

Centene Corporation, 4.25% due 12/15/2027	5,910,000	5,693,930

HCA, Inc., 5.38% due 2/1/2025	2,650,000	2,651,109

Teva Pharmaceuticals, 3.15% due 10/1/2026	180,000	162,900

Teva Pharmaceuticals, 6.00% due 4/15/2024	350,000	350,000

		8,857,939

Industrials - 15.9%

ADT Corporation (The), 4.13% due 6/15/2023	738,000	734,423

Arconic Corporation, 6.00% due 5/15/2025 (a)	5,515,000	5,515,000

Crown Americas, LLC, 4.75% due 2/1/2026	5,780,000	5,628,709

GFL Environmental, Inc., 4.25% due 6/1/2025 (a)	5,745,000	5,605,569

Howmet Aerospace, Inc., 5.13% due 10/1/2024	2,496,000	2,506,209

Howmet Aerospace, Inc., 6.88% due 5/1/2025	2,411,000	2,502,871

TransDigm, Inc., 6.25% due 3/15/2026 (a)	5,535,000	5,540,037

WESCO Distribution, Inc., 7.13% due 6/15/2025 (a)	5,265,000	5,351,609

XPO Logistics, Inc., 6.25% due 5/1/2025 (a)	2,507,000	2,485,845

		35,870,272

Materials - 3.5%

Ball Corporation, 4.00% due 11/15/2023	1,420,000	1,403,204

Ball Corporation, 5.25% due 7/1/2025	4,095,000	4,067,653

Mercer International, Inc., 5.50% due 1/15/2026	2,410,000	2,347,364

		7,818,221

Real Estate - 11.2%

Brookfield Property REIT, Inc., 4.50% due 4/1/2027 (a)	4,700,000	3,771,750

GLP Capital, L.P./GLP Financing II, Inc., 5.25% due 6/1/2025	1,410,000	1,376,529

GLP Capital, L.P./GLP Financing II, Inc., 5.38% due 4/15/2026	4,080,000	3,959,434

Hilton Domestic Operating Company, Inc., 5.38% due 5/1/2025 (a)	5,055,000	5,045,522

SBA Communications Corporation, 3.88% due 2/15/2027	5,970,000	5,635,879

CARILLON CHARTWELL SHORT DURATION HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 94.4% (Continued)	Par Value	Value

Real Estate - 11.2% (Continued)

VICI Properties, L.P., 4.25% due 12/1/2026 (a)	$ 5,930,000	$ 5,532,786

		25,321,900

Technology - 7.2%

Seagate HDD Cayman, 4.75% due 6/1/2023	1,480,000	1,472,777

Seagate HDD Cayman, 4.88% due 3/1/2024	3,900,000	3,851,250

Sensata Technologies B.V., 5.63% due 11/1/2024 (a)	1,785,000	1,779,688

Sensata Technologies B.V., 5.00% due 10/1/2025 (a)	3,755,000	3,727,495

Western Digital Corporation, 4.75% due 2/15/2026	5,500,000	5,277,000

		16,108,210

Utilities - 2.2%

AmeriGas Partners, L.P./AmeriGas Financial Corporation, 5.63% due 5/20/2024	3,575,000	3,503,500

AmeriGas Partners, L.P./AmeriGas Financial Corporation, 5.88% due 8/20/2026	1,550,000	1,482,838

		4,986,338

Total Corporate Bonds (Cost $221,701,578)		$ 213,083,008

MONEY MARKET FUNDS - 4.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.72% (b) (Cost $9,609,410)	9,609,410	$ 9,609,410

Investments at Value - 98.7% (Cost $231,310,988)		$ 222,692,418

Other Assets in Excess of Liabilities - 1.3%		3,036,087

Net Assets - 100.0%		$ 225,728,505

(a)

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placement and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers. The total value of such securities is $89,770,496 as of March 31, 2023, representing 39.8% of net assets.

(b)	The rate shown is the 7-day effective yield as of March 31, 2023.

CARILLON CHARTWELL SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value

Communications - 1.4%

Internet Media & Services - 1.4%

Integral Ad Science Holding Corporation (a)	16,826	$ 240,107

Consumer Discretionary - 14.0%

Apparel & Textile Products - 4.2%

Capri Holdings Ltd. (a)	7,040	330,880

Crocs, Inc. (a)	1,846	233,408

Oxford Industries, Inc.	1,288	136,000

		700,288

Automotive - 0.6%

Modine Manufacturing Company (a)	4,188	96,534

Leisure Facilities & Services - 9.2%

Bloomin’ Brands, Inc.	8,119	208,252

Boyd Gaming Corporation	9,945	637,673

Century Casinos, Inc. (a)	14,421	105,706

Churchill Downs, Inc.	738	189,703

Melco Resorts & Entertainment Ltd. - ADR (a)	18,457	234,958

Wyndham Hotels & Resorts, Inc.	2,359	160,058

		1,536,350

Consumer Staples - 1.9%

Household Products - 1.9%

e.l.f. Beauty, Inc. (a)	3,950	325,282

Energy - 6.4%

Oil & Gas Producers - 4.3%

Civitas Resources, Inc.	1,687	115,290

Denbury, Inc. (a)	1,237	108,398

Matador Resources Company	1,980	94,347

Northern Oil and Gas, Inc.	3,780	114,723

PDC Energy, Inc.	1,742	111,801

Vitesse Energy, Inc.	8,389	159,643

		704,202

CARILLON CHARTWELL SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value

Energy - 6.4% (Continued)

Oil & Gas Services & Equipment - 0.7%

ChampionX Corporation	4,420	$ 119,915

Oil Field Services - 0.3%

TETRA Technologies, Inc. (a)	18,798	49,815

Renewable Energy - 1.1%

Array Technologies, Inc. (a)	6,870	150,315

Green Plains, Inc. (a)	1,031	31,951

		182,266

Financials - 3.2%

Banking - 1.1%

Pinnacle Financial Partners, Inc.	1,889	104,197

Wintrust Financial Corporation	1,087	79,297

		183,494

Insurance - 1.1%

Selective Insurance Group, Inc.	1,846	175,979

Specialty Finance - 1.0%

FTAI Aviation Ltd.	2,411	67,412

International Money Express, Inc. (a)	4,054	104,512

		171,924

Health Care - 23.2%

Biotech & Pharma - 9.0%

Biohaven Ltd. (a)	3,332	45,515

Biomea Fusion, Inc. (a)	1,135	35,197

CymaBay Therapeutics, Inc. (a)	6,586	57,430

Cytokinetics, Inc. (a)	3,091	108,772

Establishment Labs Holdings, Inc. (a)	2,108	142,796

Halozyme Therapeutics, Inc. (a)	3,341	127,593

Immunovant, Inc. (a)	3,059	47,445

Insmed, Inc. (a)	1,787	30,468

IVERIC bio, Inc. (a)	7,543	183,521

Liquidia Corporation (a)	4,612	31,869

Roivant Sciences Ltd. (a)	6,779	50,029

United Therapeutics Corporation (a)	1,323	296,299

CARILLON CHARTWELL SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value

Health Care - 23.2% (Continued)

Biotech & Pharma - 9.0% (Continued)

VIking Therapeutics, Inc. (a)	7,162	$ 119,247

Viridian Therapeutics, Inc. (a)	4,619	117,508

Xenon Pharmaceuticals, Inc. (a)	3,047	109,052

		1,502,741

Health Care Facilities & Services - 4.5%

Acadia Healthcare Company, Inc. (a)	2,748	198,543

NeoGenomics, Inc. (a)	11,667	203,122

Tenet Healthcare Corporation (a)	5,737	340,893

		742,558

Medical Equipment & Devices - 9.7%

Axonics, Inc. (a)	3,021	164,826

BELLUS Health, Inc. (a)	5,312	38,246

Inspire Medical Systems, Inc. (a)	467	109,311

Lantheus Holdings, Inc. (a)	3,900	321,984

Merit Medical Systems, Inc. (a)	7,442	550,336

Natera, Inc. (a)	5,347	296,865

Tandem Diabetes Care, Inc. (a)	3,048	123,779

		1,605,347

Industrials - 16.4%

Commercial Support Services - 1.3%

Huron Consulting Group, Inc. (a)	2,682	215,552

Engineering & Construction - 3.0%

Dycom Industries, Inc. (a)	398	37,273

WillScot Mobile Mini Holdings Corporation (a)	9,842	461,393

		498,666

Industrial Intermediate Products - 1.6%

Timken Company (The)	3,329	272,046

Industrial Support Services - 4.2%

Applied Industrial Technologies, Inc.	1,793	254,839

H&E Equipment Services, Inc.	2,035	90,008

Herc Holdings, Inc.	1,755	199,894

SiteOne Landscape Supply, Inc. (a)	1,048	143,440

		688,181

CARILLON CHARTWELL SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value

Industrials - 16.4% (Continued)

Machinery - 6.3%

Lincoln Electric Holdings, Inc.	1,703	$ 287,977

Oshkosh Corporation	2,914	242,387

Terex Corporation	3,258	157,622

Valmont Industries, Inc.	1,110	354,401

		1,042,387

Materials - 4.8%

Chemicals - 2.9%

Avient Corporation	4,913	202,219

Cabot Corporation	1,823	139,715

Valvoline, Inc.	3,852	134,589

		476,523

Metals & Mining - 1.9%

Livent Corporation (a)	10,297	223,651

MP Materials Corporation (a)	3,280	92,463

		316,114

Real Estate - 2.0%

REITs - 2.0%

Ryman Hospitality Properties, Inc.	3,715	333,347

Technology - 21.5%

Semiconductors - 7.0%

Aehr Test Systems (a)	3,352	103,979

Allegro MicroSystems, Inc. (a)	8,116	389,487

Impinj, Inc. (a)	2,462	333,650

MACOM Technology Solutions Holdings, Inc. (a)	3,833	271,530

Synaptics, Inc. (a)	554	61,577

		1,160,223

Software - 9.2%

Calix, Inc. (a)	6,027	322,987

Grid Dynamics Holdings, Inc. (a)	5,568	63,809

Manhattan Associates, Inc. (a)	4,130	639,530

Nutanix, Inc. - Class A (a)	8,263	214,755

Rapid7, Inc. (a)	2,613	119,963

Tenable Holdings, Inc. (a)	3,460	164,385

		1,525,429

CARILLON CHARTWELL SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value

Technology - 21.5% (Continued)

Technology Hardware - 1.6%

Harmonic, Inc. (a)	3,798	$ 55,413

Plexus Corporation (a)	1,462	142,647

Super Micro Computer, Inc. (a)	685	72,987

		271,047

Technology Services - 3.7%

Everi Holdings, Inc. (a)	8,065	138,315

ExlService Holdings, Inc. (a)	1,350	218,471

HealthEquity, Inc. (a)	2,151	126,285

ICF International, Inc.	1,149	126,045

		609,116

Utilities - 0.7%

Electric Utilities - 0.7%

Excelerate Energy, Inc. - Class A	5,013	110,988

Total Common Stocks (Cost $13,189,675)		$ 15,856,421

MONEY MARKET FUNDS - 4.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.72% (b) (Cost $675,539)	675,539	$ 675,539

Investments at Value - 99.6% (Cost $13,865,214)		$ 16,531,960

Other Assets in Excess of Liabilities - 0.4%		75,612

Net Assets - 100.0%		$ 16,607,572

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2023.

ADR	- American Depositary Receipt

CARILLON CHARTWELL SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

CORPORATE BONDS - 52.8%	Par Value	Value

Communications - 2.9%

AT&T, Inc., 0.90% due 3/25/2024	$ 45,000	$ 43,045

Comcast Corporation, 5.25% due 11/7/2025	40,000	40,871

Walt Disney Company (The), 1.75% due 1/13/2026	25,000	23,433

WarnerMedia Holdings, Inc., 3.43% due 3/15/2024 (b)	10,000	9,770

WarnerMedia Holdings, Inc., 6.41% due 3/15/2026	170,000	170,858

WarnerMedia Holdings, Inc., 3.76% due 3/15/2027 (b)	110,000	103,590

		391,567

Consumer Discretionary - 3.0%

Aptiv plc/Aptiv Corporation, 2.40% due 2/18/2025	15,000	14,288

AutoNation, Inc., 3.50% due 11/15/2024	50,000	48,387

Ford Motor Credit Company, LLC, 4.06% due 11/1/2024	100,000	96,565

General Motors Financial Company, Inc., 1.70% due 8/18/2023	110,000	108,305

Genuine Parts Company, 1.75% due 2/1/2025	25,000	23,619

Marriott International, 4.90% due 4/15/2029	85,000	84,255

Toyota Motor Credit Corporation, 0.50% due 8/14/2023	25,000	24,561

		399,980

Consumer Staples - 0.9%

Clearwater Paper Corporation, 5.38% due 2/1/2025 (b)	65,000	63,038

JBS USA Lux S.A., 5.13% due 2/1/2028 (b)	65,000	62,772

		125,810

Energy - 2.6%

DCP Midstream Operating, L.P., 5.38% due 7/15/2025	100,000	99,508

Energy Transfer Partners, L.P., 4.50% due 11/1/2023	50,000	49,567

New Fortress Energy, Inc., 6.75% due 9/15/2025 (b)	82,000	78,925

Summit Midstream Holdings, LLC/Summit Midstream Finance Corporation, 8.50% due 10/15/2026 (b)	50,000	48,000

Western Midstream Operations, L.P., 3.35% due 2/1/2025	75,000	71,647

		347,647

Financials - 19.7%

Ares Capital Corporation, 4.25% due 3/1/2025	100,000	94,474

Bank of America Corporation, 0.98% (SOFR + 91), due 9/25/2025 (a)	100,000	93,309

CARILLON CHARTWELL SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 52.8% (Continued)	Par Value	Value

Financials - 19.7% (Continued)

Bank of America Corporation, 5.58% (3MO LIBOR + 77), due 2/5/2026 (a)	$ 85,000	$ 84,910

Bank of Montreal, 0.95% due 1/22/2027	25,000	22,336

Bank of New York Mellon Corporation (The), 5.22% due 11/21/2025	100,000	99,854

Canadian Imperial Bank of Commerce, 3.50% due 9/13/2023	75,000	74,258

Citigroup, Inc., 3.35% (3MO LIBOR + 89.66), due 4/24/2025 (a)	115,000	112,079

Goldman Sachs Group, Inc., 3.50% due 11/16/2026	75,000	71,628

Goldman Sachs Group, Inc., 3.69% due 6/5/2028 (a)	140,000	132,613

Icahn Enterprises, L.P., 4.75% due 9/15/2024	100,000	97,541

JPMorgan Chase & Company, 2.60% due 2/24/2026	75,000	71,077

JPMorgan Chase & Company, 1.04% (SOFR + 69.5), due 2/4/2027 (a)	175,000	156,205

Keybank National Association, 0.43% due 6/14/2024 (a)	75,000	72,557

Mitsubishi UFJ Financial Group, Inc., 0.96% due 10/11/2025	70,000	65,194

Morgan Stanley, 5.18% due 11/10/2023 (a)	185,000	184,561

Morgan Stanley, 0.73% (SOFR + 61.6), due 4/5/2024 (a)	100,000	99,971

Morgan Stanley, 2.19% (SOFR + 199), due 4/28/2026 (a)	25,000	23,457

Navient Corporation, 7.25% due 9/25/2023	55,000	54,814

Navient Corporation, 6.13% due 3/25/2024	75,000	74,239

NMI Holdings, Inc., 7.38% due 6/1/2025 (b)	105,000	105,137

OneMain Finance Corporation, 6.13% due 3/15/2024	125,000	121,768

Owl Rock Capital Corporation, 4.00% due 3/30/2025	80,000	74,583

Royal Bank of Canada, 0.50% due 10/26/2023	150,000	145,923

Starwood Property Trust, Inc., 4.75% due 3/15/2025	125,000	117,563

State Street Corporation, 2.20% (SOFR + 73), due 2/7/2028 (a)	160,000	145,629

StoneX Group, Inc., 8.63% due 6/15/2025 (b)	100,000	100,504

Truist Financial Corporation, 4.87% due 1/26/2029 (a)	75,000	73,130

Wells Fargo & Company, 1.65% (SOFR + 160), due 6/2/2024 (a)	75,000	74,517

		2,643,831

Health Care - 3.9%

Amgen, Inc., 5.15% due 3/2/2028	110,000	112,312

CARILLON CHARTWELL SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 52.8% (Continued)	Par Value	Value

Health Care - 3.9% (Continued)

Elevance Health, Inc., 2.38% due 1/15/2025	$ 70,000	$ 67,009

CVS Health Corporation, 2.63% due 8/15/2024	50,000	48,471

CVS Health Corporation, 5.00% due 2/20/2026	85,000	85,955

Thermo Fischer Scientific, Inc., 1.22% due 10/18/2024	175,000	166,101

UnitedHealth Group, Inc., 0.55% due 5/15/2024	50,000	47,690

		527,538

Industrials - 7.3%

Arconic Corporation, 6.00% due 5/15/2025 (b)	125,000	125,000

Boeing Company (The), 1.43% due 2/4/2024	100,000	96,615

Canadian Pacific Railway Ltd., 1.35% due 12/2/2024	50,000	47,109

Caterpillar Financial Services Corporation, 5.37% (3MO LIBOR + 51), due 5/15/2023 (a)	225,000	224,792

CNH Industrial Capital, LLC, 1.95% due 7/2/2023	50,000	49,516

Crown Americas, LLC, 4.75% due 2/1/2026	25,000	24,346

Hillenbrand, Inc., 5.75% due 6/15/2025	60,000	59,850

John Deere Capital Corporation, 4.80% due 1/9/2026	100,000	101,529

Quanta Services, Inc., 0.95% due 10/1/2024	125,000	116,586

WESCO Distribution, Inc., 7.13% due 6/15/2025 (b)	100,000	101,645

XPO Logistics, Inc., 6.25% due 5/1/2025 (b)	26,000	25,780

		972,768

Materials - 0.8%

EIDP, Inc., 1.70% due 7/15/2025	50,000	46,958

Mercer International, Inc., 5.50% due 1/15/2026	65,000	63,311

		110,269

Real Estate - 1.4%

Brookfield Property REIT, Inc., 4.50% due 4/1/2027 (b)	36,000	28,890

Simon Property Group, L.P., 3.50% due 9/1/2025	50,000	48,209

Simon Property Group, L.P., 1.38% due 1/15/2027	130,000	114,345

		191,444

Technology - 5.9%

Arrow Electronics, Inc., 6.13% due 3/1/2026	50,000	50,115

Dell International, LLC/EMC Corporation, 5.25% due 2/1/2028	100,000	100,972

Hewlett Packard Enterprise Company, 1.75% due 4/1/2026	115,000	105,735

Intel Corporation, 3.75% due 8/5/2027	25,000	24,427

Intel Corporation, 4.88% due 2/10/2028	125,000	127,010

CARILLON CHARTWELL SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 52.8% (Continued)	Par Value	Value

Technology - 5.9% (Continued)

International Business Machines Corporation (The), 4.50% due 2/6/2028	$ 160,000	$ 160,011

NVIDIA Corporation, 0.31% due 6/15/2023	55,000	54,501

Oracle Corporation, 5.80% due 11/10/2025	45,000	46,123

salesforce.com, Inc., 0.63% due 7/15/2024	60,000	56,987

VMware, Inc., 1.00% due 8/15/2024	75,000	70,781

		796,662

Utilities - 4.4%

American Electric Power, 0.75% due 11/1/2023	155,000	151,323

American Electric Power, 5.29% due 11/1/2023	30,000	29,866

Dominion Energy, Inc., 5.40% (3MO LIBOR + 53), due 9/15/2023 (a)	78,000	77,711

Duke Energy Corporation, 5.00% due 12/8/2025	150,000	151,008

NSG Holdings, LLC, 7.75% due 12/15/2025 (b)	64,268	63,304

OGE Energy Corporation, 0.70% due 5/26/2023	112,000	111,214

		584,426

Total Corporate Bonds (Cost $7,234,808)		$ 7,091,942

ASSET-BACKED SECURITIES - 1.8%	Par Value	Value
CCG Receivables Trust, Series 2021-2, 0.54% due 3/14/2029 (b)	$ 80,317	$ 76,930
DLLMT, LLC, Series 2021-1, 1.00% due 7/21/2025 (b)	90,000	86,349
GS Mortgage Securities Trust, Series 2022-PJ4, 3.00% due 9/25/2052 (b)	91,888	81,148

Total Asset-Backed Securities (Cost $250,278)		$ 244,427

MORTGAGE-BACKED SECURITIES - 1.0%	Par Value	Value

Agency Fixed Rate - 1.0%

Federal Home Loan Mortgage Corporation 3.25%, due 5/17/2024	$ 25,000	$ 24,578

Federal Home Loan Mortgage Corporation 4.00%, due 5/17/2027	25,000	24,414

Federal National Mortgage Association 5.60%, due 11/25/2025	85,000	84,885

Total Mortgage-Backed Securities (Cost $135,000)		$ 133,877

CARILLON CHARTWELL SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 40.1%	Par Value	Value

Federal Farm Credit Bank - 2.3%

Federal Farm Credit Bank, 4.47%, due 6/22/2028	$ 25,000	$ 24,513

Federal Farm Credit Bank, 5.48%, due 10/25/2027	125,000	124,700

Federal Farm Credit Bank, 5.87%, due 10/24/2029	35,000	34,876

Federal Farm Credit Bank, 5.65%, due 6/28/2030	130,000	130,179

		314,268

Federal Home Loan Bank - 3.3%

Federal Home Loan Bank, 1.00%, due 6/14/2024	55,000	52,625

Federal Home Loan Bank, 0.65%, due 10/25/2024	75,000	70,729

Federal Home Loan Bank, 1.00%, due 11/22/2024	50,000	47,337

Federal Home Loan Bank, 1.25%, due 12/20/2024	30,000	28,485

Federal Home Loan Bank, 1.25%, due 10/26/2026	100,000	90,754

Federal Home Loan Bank, 1.50%, due 11/23/2026	30,000	27,348

Federal Home Loan Bank, 1.90%, due 2/17/2027	25,000	23,093

Federal Home Loan Bank, 2.75%, due 3/25/2027	55,000	52,164

Federal Home Loan Bank, 3.50%, due 4/26/2027	25,000	24,180

Federal Home Loan Bank, 4.50%, due 7/26/2027	25,000	24,616

		441,331

U.S. Treasury Inflation-Protected Notes - 0.6%

U.S. Treasury Inflation-Protected Notes, 0.13%, due 4/15/2027	79,428	75,651

U.S. Treasury Notes - 33.9%

U.S. Treasury Notes, 0.25%, due 9/30/2023	155,000	151,670

U.S. Treasury Notes, 0.75%, due 12/31/2023	275,000	266,954

U.S. Treasury Notes, 0.25%, due 6/15/2024	15,000	14,264

U.S. Treasury Notes, 0.38%, due 9/15/2024	400,000	377,922

U.S. Treasury Notes, 4.25%, due 9/30/2024	600,000	599,320

U.S. Treasury Notes, 0.75%, due 11/15/2024	550,000	519,943

U.S. Treasury Notes, 1.00%, due 12/15/2024	345,000	326,928

U.S. Treasury Notes, 2.13%, due 5/15/2025	175,000	168,233

U.S. Treasury Notes, 3.13%, due 8/15/2025	370,000	363,048

U.S. Treasury Notes, 0.38%, due 11/30/2025	375,000	342,070

U.S. Treasury Notes, 1.50%, due 8/15/2026	30,000	27,845

U.S. Treasury Notes, 1.63%, due 9/30/2026	140,000	130,304

U.S. Treasury Notes, 1.50%, due 1/31/2027	670,000	616,243

CARILLON CHARTWELL SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 40.1% (Continued)	Par Value	Value

U.S. Treasury Notes - 33.9% (continued)

U.S. Treasury Notes, 4.13%, due 9/30/2027	$ 630,000	$ 641,862

4,546,606

Total U.S. Government & Agency Obligations (Cost $5,400,692)		$ 5,377,856

MONEY MARKET FUNDS - 3.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.72% (c) (Cost $464,487)	464,487	$ 464,487

Investments at Value - 99.2% (Cost $13,485,265)		$ 13,312,589

Other Assets in Excess of Liabilities - 0.8%		113,266

Net Assets - 100.0%		$ 13,425,855

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placement and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers. The total value of such securities is $1,160,782 as of March 31, 2023, representing 8.6% of net assets.

(c)	The rate shown is the 7-day effective yield as of March 31, 2023.

LIBOR - London Interbank offered Rate

SOFR - Secured Overnight Financing Rate